Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued Expenses And Other Current Liabilities
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2012	2013
Accrued compensation and employee benefits	€1,176	€1,284
VAT payables	—	1,052
Due to social security	326	715
Withholding tax due	162	534
Other payables	64	99
Total	€1,728	€3,684

Accrued compensation and employee benefits include bonuses, salaries, vacation and deferred compensation due to employees, directors and management. VAT payables refer to amounts due to the German tax authorities on intercompany sales made by Gentium S.p.A.